Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our NEOs, within the meaning of such rules, and certain financial performance measures of our Company. The table below provides information regarding compensation actually paid to our Co-CEOs, our two co-principal executive officers (“PEOs”), and our former CFO, our only other non-PEO named executive officer, during each of the past four fiscal years, as well as total stockholder return, net income and adjusted pre-tax income information for each of the past four fiscal years. For further information regarding our pay for performance philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.”

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6) ($)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)			Total Shareholder Return(7) ($)	Peer Group Total Shareholder Return(8) ($)	Net Income(9) ($)	Adjusted Pre-Tax Income(10) ($)
2023	12,640,181	30,579,943	6,672,513	13,289,918	345	257	259.2 mil.	376.8 mil.
2022	11,243,467	4,167,973	5,909,713	2,764,958	187	125	525.1 mil.	724.4 mil.
2021	6,753,672	21,042,937	3,975,157	10,204,341	301	187	498.5 mil.	665.7 mil.
2020	8,399,383	17,932,272	3,744,745	7,909,240	160	123	206.2 mil.	281.5 mil.

(1)	Amounts reported represent the Summary Compensation Table total for Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the Summary Compensation Table total for Robert J. Francescon, our other Co-CEO, for each of the years presented is either the same or substantially the same as the Summary Compensation Table total for Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The Summary Compensation Table totals for Robert J. Francescon are $12,643,682, $11,243,467, $6,752,940 and $8,398,651 for 2023, 2022, 2021 and 2020, respectively. See “Executive Compensation—Summary Compensation Table.”

(2)	Amounts reported represent “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Robert J. Francescon, our other Co-CEO, for each of the years presented is substantially the same as “compensation actually paid” to Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The “compensation actually paid” to Robert J. Francescon is $30,583,444, $4,167,973, $21,042,205 and $17,931,540 for 2023, 2022, 2021 and 2020, respectively. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to either Dale Francescon or Robert J. Francescon during the applicable year.

(3)	Compensation actually paid to PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for each of our Co-CEOs for each of the years presented:

		D. Francescon	R. Francescon
Summary Compensation Table Total for 2023		12,640,181	12,643,682
Deduct:	Stock-based awards(a)	(4,565,181)	(4,565,181)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	15,814,685	15,814,685
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	3,322,123	3,322,123
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	2,856,731	2,856,731
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	511,404	511,404
Compensation Actually Paid for 2023		30,579,943	30,583,444

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2023.

(4)	Since David Messenger, our former CFO, is our only other non-PEO named executive officer, the amounts in this column represent the Summary Compensation Table total for Mr. Messenger for each of the years presented.

(5)	Since David Messenger, our former CFO, is our only other non-PEO named executive officer, the amounts in this column represent the compensation actually paid to Mr. Messenger for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to Dale Messenger during the applicable year.

(6)	Average compensation actually paid to non-PEO named executive officers consists of the following amounts deducted from and added to the Summary Compensation Table total for our former CFO for each of the years presented:

		D. Messenger
Summary Compensation Table Total for 2023		6,672,513
Deduct:	Stock-based awards(a)	(2,145,647)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	5,946,353
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	1,556,350
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	1,071,519
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	188,830
Compensation Actually Paid for 2023		13,289,918

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2023.

(7)	The total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period.

(8)	The peer group total shareholder return is based on the industry peer group we use for purposes of our stock performance graph in our most annual report on Form 10-K for the year ended December 31, 2023 and consists of the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Skyline Champion Corporation, Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc. This industry group is broader than the industry group we used in prior years since we believe the broader industry peer group is more representative of a group similar to Century. The smaller industry group we used in prior years consisted of the following companies: Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, Taylor Morrison Home Corporation, and Tri Pointe Homes, Inc. The total shareholder return for this smaller industry group for 2023, 2022, 2021 and 2020 are as follows and are also presented in the tables below under the heading “Company TSR and Peer Group TSR”: $243, $125, $174 and $114. In each case, the peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

(9)	Amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable year.

(10)	Amounts reported represent the amount of adjusted pre-tax income, which is a non-GAAP financial measure that, for compensation purposes, is calculated by excluding executive bonus expense, acquisition-related expenses, purchase price adjustments, loss from debt extinguishment, impairments, abandonment of land contracts, discontinued operations and certain other nonrecurring expenses from net income before income taxes, as applicable during any particular year. While we use several financial and non-financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that adjusted pre-tax income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.

Company Selected Measure Name	adjusted pre-tax income
Named Executive Officers, Footnote
(1)	Amounts reported represent the Summary Compensation Table total for Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the Summary Compensation Table total for Robert J. Francescon, our other Co-CEO, for each of the years presented is either the same or substantially the same as the Summary Compensation Table total for Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The Summary Compensation Table totals for Robert J. Francescon are $12,643,682, $11,243,467, $6,752,940 and $8,398,651 for 2023, 2022, 2021 and 2020, respectively. See “Executive Compensation—Summary Compensation Table.”

(2)	Amounts reported represent “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Dale Francescon, one of our Co-CEOs, for each of the years presented. Because the “compensation actually paid,” as computed in accordance with Item 402(v) of SEC Regulation S-K, to Robert J. Francescon, our other Co-CEO, for each of the years presented is substantially the same as “compensation actually paid” to Mr. Dale Francescon for each of the years presented and to ease the presentation of the information in the table, this information is not included in a separate column to this table. The “compensation actually paid” to Robert J. Francescon is $30,583,444, $4,167,973, $21,042,205 and $17,931,540 for 2023, 2022, 2021 and 2020, respectively. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to either Dale Francescon or Robert J. Francescon during the applicable year.

(4)	Since David Messenger, our former CFO, is our only other non-PEO named executive officer, the amounts in this column represent the Summary Compensation Table total for Mr. Messenger for each of the years presented.

(5)	Since David Messenger, our former CFO, is our only other non-PEO named executive officer, the amounts in this column represent the compensation actually paid to Mr. Messenger for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation awarded to, earned by or paid to Dale Messenger during the applicable year.

Peer Group Issuers, Footnote
(8)	The peer group total shareholder return is based on the industry peer group we use for purposes of our stock performance graph in our most annual report on Form 10-K for the year ended December 31, 2023 and consists of the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Skyline Champion Corporation, Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc. This industry group is broader than the industry group we used in prior years since we believe the broader industry peer group is more representative of a group similar to Century. The smaller industry group we used in prior years consisted of the following companies: Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, Taylor Morrison Home Corporation, and Tri Pointe Homes, Inc. The total shareholder return for this smaller industry group for 2023, 2022, 2021 and 2020 are as follows and are also presented in the tables below under the heading “Company TSR and Peer Group TSR”: $243, $125, $174 and $114. In each case, the peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

Changed Peer Group, Footnote
(8)	The peer group total shareholder return is based on the industry peer group we use for purposes of our stock performance graph in our most annual report on Form 10-K for the year ended December 31, 2023 and consists of the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Skyline Champion Corporation, Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc. This industry group is broader than the industry group we used in prior years since we believe the broader industry peer group is more representative of a group similar to Century. The smaller industry group we used in prior years consisted of the following companies: Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, Taylor Morrison Home Corporation, and Tri Pointe Homes, Inc. The total shareholder return for this smaller industry group for 2023, 2022, 2021 and 2020 are as follows and are also presented in the tables below under the heading “Company TSR and Peer Group TSR”: $243, $125, $174 and $114. In each case, the peer group cumulative total shareholder return is calculated using the same methodology as described in note (7) above, with the returns of each component company of this group weighted according to the respective company’s stock market capitalization at the beginning of each period for which a return is indicated.

Adjustment To PEO Compensation, Footnote
(3)	Compensation actually paid to PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for each of our Co-CEOs for each of the years presented:

		D. Francescon	R. Francescon
Summary Compensation Table Total for 2023		12,640,181	12,643,682
Deduct:	Stock-based awards(a)	(4,565,181)	(4,565,181)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	15,814,685	15,814,685
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	3,322,123	3,322,123
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	2,856,731	2,856,731
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	511,404	511,404
Compensation Actually Paid for 2023		30,579,943	30,583,444

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2023.

Adjustment to Non-PEO NEO Compensation Footnote
(6)	Average compensation actually paid to non-PEO named executive officers consists of the following amounts deducted from and added to the Summary Compensation Table total for our former CFO for each of the years presented:

		D. Messenger
Summary Compensation Table Total for 2023		6,672,513
Deduct:	Stock-based awards(a)	(2,145,647)
Add:	Year-end fair value of equity awards granted during the year that are outstanding and unvested(b)	5,946,353
Add:	Change in fair value of equity awards granted in prior years that are outstanding and unvested(c)	1,556,350
Add:	Change in fair value of equity awards granted in prior years that vested during the year(d)	1,071,519
Add:	Value of dividend equivalents accrued on equity awards during the year(e)	188,830
Compensation Actually Paid for 2023		13,289,918

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No option awards were granted during any of the years presented.

(b)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(c)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

(e)	Represents the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year.

Since we do not have a pension plan, all of the foregoing adjustments are equity award adjustments for each applicable year and include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of such applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year; (iii) for equity awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for equity awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for equity awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for such applicable year. Adjustments as provided in clauses (iii) and (v) are inapplicable for all of the years presented in the table.

The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The value of RSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the closing sale price of our common stock, as reported by the NYSE. The value of PSU awards is based on the fair value as of the end of the covered year or change in fair value during the covered year, in each case based on the same methodology as used in our consolidated financial statements included in our most recent annual report on Form 10-K for the year ended December 31, 2023.

Compensation Actually Paid vs. Total Shareholder Return

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table above.

Century TSR, Peer Group TSR and Compensation Actually Paid

As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is aligned with our cumulative TSR over the four years presented in the table. The alignment of compensation actually paid with our cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by the significant increase in our stock price over the four year period shown in the graph below. As described in more detail under “Compensation Discussion and Analysis,” 53% of total target compensation awarded to our Co-CEOs and 47% of total target compensation awarded to our former CFO was comprised of equity awards for 2023.

Compensation Actually Paid vs. Net Income

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table above.

Compensation Actually Paid and Net Income and Adjusted Pre-Tax Income

As demonstrated by the following two graphs, the amount of compensation actually paid to our NEOs is not necessarily aligned with our net income and our adjusted pre-tax income in each of the four years presented in the table; however, the amount of compensation is impacted by and correlated with the increase in our stock price over the four-year period. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measures of adjusted EBITDA and adjusted pre-tax income, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” we generally seek to incentivize creation of long-term stockholder value and, as a result, emphasize performance-based compensation elements, with superior performance resulting in above-market pay, and underwhelming performance resulting in below-market pay. For 2023, 90% of total target compensation awarded to our Co-CEOs and 85% of total target compensation awarded to our former CFO was comprised of performance-based compensation.

Compensation Actually Paid vs. Company Selected Measure

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table above.

Compensation Actually Paid and Net Income and Adjusted Pre-Tax Income

As demonstrated by the following two graphs, the amount of compensation actually paid to our NEOs is not necessarily aligned with our net income and our adjusted pre-tax income in each of the four years presented in the table; however, the amount of compensation is impacted by and correlated with the increase in our stock price over the four-year period. While we do not use net income as a performance measure in our overall executive compensation program, the performance measure of net income is correlated with the performance measures of adjusted EBITDA and adjusted pre-tax income, which we use when setting goals for our short-term incentive program and long-term incentive program, respectively. As described in more detail under “Compensation Discussion and Analysis,” we generally seek to incentivize creation of long-term stockholder value and, as a result, emphasize performance-based compensation elements, with superior performance resulting in above-market pay, and underwhelming performance resulting in below-market pay. For 2023, 90% of total target compensation awarded to our Co-CEOs and 85% of total target compensation awarded to our former CFO was comprised of performance-based compensation.

Total Shareholder Return Vs Peer Group

Pay Versus Performance Relationship

In accordance with Item 402(v) of SEC Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay versus Performance table above.

Century TSR, Peer Group TSR and Compensation Actually Paid

The graph below compares the cumulative total stockholder return (assuming reinvestment of dividends) on $100 invested in each of our common stock, a peer group of nine homebuilding companies similar to Century that was presented in this graph last year, and a broader industry peer group for the four-year period from December 31, 2019 to December 31, 2023. We believe the broader industry peer group is more representative of a group similar to Century.

The former peer group of nine homebuilding companies includes: Beazer Homes USA, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, Taylor Morrison Home Corporation, and Tri Pointe Homes, Inc. The broader industry peer group includes the following companies: Beazer Homes USA, Inc., Cavco Industries, Inc., Dream Finders Homes, Inc., Hovnanian Enterprises, Inc., KB Home, LGI Homes, Inc., M.D.C. Holdings, Inc., M/I Homes, Inc., Meritage Home Corporation, NVR, Inc., PulteGroup, Inc., Skyline Champion Corporation, Taylor Morrison Home Corporation, Toll Brothers, Inc., and Tri Pointe Homes, Inc. Our cumulative TSR consistently outperformed the industry peer group’s cumulative TSR during the four years presented in the table. The stock price performance shown in the graph below is not indicative of future price performance.

Tabular List, Table

Financial Performance Measures

We used the following financial performance measures during 2023 to link compensation actually paid to our named executive officers to company performance:

D. Francescon	R. Francescon	D. Messenger
Adjusted Pre-Tax Income	Adjusted Pre-Tax Income	Adjusted Pre-Tax Income
Adjusted EBITDA	Adjusted EBITDA	Adjusted EBITDA
Revenue	Revenue	Revenue
Closings	Closings	Closings

Total Shareholder Return Amount	$ 345	$ 187	$ 301	$ 160
Peer Group Total Shareholder Return Amount	257	125	187	123
Net Income (Loss)	$ 259,200,000	$ 525,100,000	$ 498,500,000	$ 206,200,000
Company Selected Measure Amount	376,800,000	724,400,000	665,700,000	281,500,000
Peer Group Total Shareholder Return Amount of Smaller Industry Group Used in Prior Years	$ 243	$ 125	$ 174	$ 114
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(10)	Amounts reported represent the amount of adjusted pre-tax income, which is a non-GAAP financial measure that, for compensation purposes, is calculated by excluding executive bonus expense, acquisition-related expenses, purchase price adjustments, loss from debt extinguishment, impairments, abandonment of land contracts, discontinued operations and certain other nonrecurring expenses from net income before income taxes, as applicable during any particular year. While we use several financial and non-financial performance measures for purposes of evaluating performance for our compensation programs, we have determined that adjusted pre-tax income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) that we use to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance.

Dale Francescon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,640,181	11,243,467	6,753,672	8,399,383
PEO Actually Paid Compensation Amount	$ 30,579,943	$ 4,167,973	$ 21,042,937	$ 17,932,272
PEO Name	Dale Francescon	Dale Francescon	Dale Francescon	Dale Francescon
Dale Francescon [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Dale Francescon [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Dale Francescon [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Dale Francescon [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Closings
Dale Messenger [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 6,672,513	$ 5,909,713	$ 3,975,157	$ 3,744,745
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,289,918	2,764,958	10,204,341	7,909,240
Dale Messenger [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Dale Messenger [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Dale Messenger [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Dale Messenger [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Closings
Robert J. Francescon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,643,682	11,243,467	6,752,940	8,398,651
PEO Actually Paid Compensation Amount	$ 30,583,444	$ 4,167,973	$ 21,042,205	$ 17,931,540
PEO Name	Robert J. Francescon	Robert J. Francescon	Robert J. Francescon	Robert J. Francescon
Robert J. Francescon [Member] | Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Income
Robert J. Francescon [Member] | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Robert J. Francescon [Member] | Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Robert J. Francescon [Member] | Measure:: 4
Pay vs Performance Disclosure
Name	Closings
PEO | Dale Francescon [Member] | Stock-based awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,565,181)
PEO | Dale Francescon [Member] | Year-end fair value of equity awards granted during the year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,814,685
PEO | Dale Francescon [Member] | Change in fair value of equity awards granted in prior years that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,322,123
PEO | Dale Francescon [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,856,731
PEO | Dale Francescon [Member] | Value of dividend equivalents accrued on equity awards during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,404
PEO | Robert J. Francescon [Member] | Stock-based awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,565,181)
PEO | Robert J. Francescon [Member] | Year-end fair value of equity awards granted during the year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,814,685
PEO | Robert J. Francescon [Member] | Change in fair value of equity awards granted in prior years that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,322,123
PEO | Robert J. Francescon [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,856,731
PEO | Robert J. Francescon [Member] | Value of dividend equivalents accrued on equity awards during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	511,404
Non-PEO NEO | Dale Messenger [Member] | Stock-based awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,145,647)
Non-PEO NEO | Dale Messenger [Member] | Year-end fair value of equity awards granted during the year that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,946,353
Non-PEO NEO | Dale Messenger [Member] | Change in fair value of equity awards granted in prior years that are outstanding and unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,556,350
Non-PEO NEO | Dale Messenger [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,071,519
Non-PEO NEO | Dale Messenger [Member] | Value of dividend equivalents accrued on equity awards during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 188,830